INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

14) INCOME TAXES

Enerplus' provision for income tax is a follows:

($ thousands)	2014	2013	2012

Current Tax expense/(recovery)
Canada	$(543)	$(621)	$(2,074)
United States	5,541	8,510	3,722

Current tax expense/(recovery)	4,998	7,889	1,648

Deferred Tax expense/(recovery)
Canada	$64,746	$(21,166)	$17,720
United States	68,084	51,919	(292,359)

Deferred tax expense/(recovery)	132,830	30,753	(274,639)

Income tax expense/(recovery)	$137,828	$38,642	$(272,991)

The deferred income tax recovery recognized in Other Comprehensive Income totaled $0.3 million for 2014 ($1.0 million expense in 2013, and $3.0 million recovery in 2012) related to marketable securities.

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2014	2013	2012

Income/(loss) before taxes
Canada	$247,856	$(74,946)	$220,259
United States	189,048	161,564	(763,947)

Total income/(loss) before taxes	$436,904	$86,618	$(543,688)
Canadian statutory rate	25.35%	25.35%	25.32%

Expected income tax expense/(recovery)	$110,755	$21,958	$(137,662)
Impact on taxes resulting from:
Foreign tax rate differential	$11,242	$10,407	$(106,858)
Statutory and other rate differences	(38)	(1,976)	(7,828)
Change in valuation allowance	8,007	(690)	(11,082)
Non-taxable capital (gains)/losses	8,318	4,884	(12,248)
Share-based compensation	2,636	2,335	2,574
Other	(3,092)	1,724	113

Income tax expense/(recovery)	$137,828	$38,642	$(272,991)

Deferred income tax asset (liability) consists of the following temporary differences:

($ thousands)	2014	2013

Deferred income tax liabilities
Property, plant and equipment	$(187,080)	$(62,565)
Deferred financial assets and credits	(55,348)	–
Other liabilities	–	(9,343)

Total deferred income tax liabilities	(242,428)	(71,908)

Deferred income tax assets
Tax loss carry-forwards and other credits	$610,177	$551,331
Asset retirement obligation	74,335	75,677
Deferred financial assets and credits	–	2,114
Other assets	15,879	8,317

Total deferred income tax assets	700,391	637,439
Less valuation allowance	(160,651)	(152,644)

Total deferred income tax assets, net	539,740	484,795

Net deferred income tax asset/(liability)	$297,312	$412,887

The net deferred income tax asset includes a current deferred income tax liability of $50.8 million (December 31, 2013 – asset of $48.5 million) and a long-term deferred income tax asset of $348.1 million (December 31, 2013 – $364.4 million).

Loss carry-forwards and tax credits that can be utilized in future years are as follows:

As at December 31 ($ thousands)	2014	Expiration Date

Canada
Capital losses	$1,207,000	Indefinite
Non-capital losses	422,000	2028-2034
United States
Net operating losses	592,000	2030-2034
Alternative minimum tax credits	113,000	Indefinite

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

For the years ended December 31 ($ thousands)	2014	2013	2012

Balance, beginning of year	$18,000	$18,500	$13,600
Increase/(decrease) for tax positions of prior years	2,700	(500)	4,900
Settlements	(3,700)	–	–

Balance, end of year	$17,000	$18,000	$18,500

If recognized, all of Enerplus' unrecognized tax benefits as at December 31, 2014 would affect Enerplus' effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years

Canada – Federal & Provincial	2004-2014
United States – Federal & State	2008-2014

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.